Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies
19.	Commitments and contingencies

Commitments

In April 2023, the Company entered into a related party transaction with a fellow subsidiary of Tencent to purchase a License Agreement for Broadcasting League of Legends Matches during the period from 2023 to 2025, with a total consideration of RMB450 million, which RMB150 million committed to be settled in 2024.

Litigations

In June 2023, the Company and certain of the Company’s officers were named as defendants in a putative securities class action filed in federal court in the District of New Jersey, captioned Fernandez v. Douyu Int’l Holdings Ltd., 23-cv-03161 (D.N.J.) (the “Fernandez Action”). On August 24, 2023, the court appointed lead plaintiffs in the Fernandez Action, who filed an amended complaint on November 16, 2023. The amended complaint alleges certain of our public disclosures were materially misleading in violation of the Exchange Act. On March 4, 2024, The Company filed a motion to dismiss the Fernandez Action in its entirety.

The Company is in the process to settle the case and it is still in the early stages. The Company does not believe that the currently processing case will have a material adverse effect on the financial statements. As of December 31,2023, there are no accrued contingent liabilities from such case.